UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (98.76%)

AUTOMOBILES & COMPONENTS – (1.10%)
3,321,500	Harley-Davidson, Inc.	$124,556,250
CAPITAL GOODS – (2.80%)
4,814,500	General Electric Co.	178,184,645
450,300	Siemens AG, Registered (Germany)	48,804,011
2,027,783	Tyco International Ltd.	89,323,841
		316,312,497
CAPITAL MARKETS – (5.70%)
1,662,707	Ameriprise Financial, Inc.	86,211,358
3,399,100	Bank of New York Mellon Corp.	141,844,443
712,500	E*TRADE Financial Corp.*	2,728,875
1,961,410	Julius Baer Holding, Ltd. AG (Switzerland)	144,572,764
1,471,000	Merrill Lynch & Co., Inc.	59,928,540
3,570,200	Merrill Lynch & Co., Inc., Private Placement (b)	135,995,701
1,039,864	Morgan Stanley	47,521,785
330,000	State Street Corp.	26,070,000
		644,873,466
COMMERCIAL BANKS – (3.14%)
804,584	Toronto–Dominion Bank (Canada)	49,361,198
2,461,874	Wachovia Corp.	66,470,598
8,237,120	Wells Fargo & Co.	239,700,192
		355,531,988
COMMERCIAL SERVICES & SUPPLIES – (0.89%)
1,241,000	D&B Corp.	100,992,580
CONSUMER DURABLES & APPAREL – (0.20%)
328,596	Hunter Douglas NV (Netherlands)	22,229,317
CONSUMER FINANCE – (3.74%)
9,485,800	American Express Co.	414,719,176
518,932	Discover Financial Services	8,494,917
		423,214,093
CONSUMER SERVICES – (0.96%)
5,211,000	H&R Block, Inc.	108,180,360
DIVERSIFIED FINANCIAL SERVICES – (5.55%)
3,642,689	Citigroup Inc.	78,026,398
10,010,740	JPMorgan Chase & Co.	429,961,283
346,450	Liberty Media Corp. – Capital, Series A*	5,446,194
2,265,600	Moody’s Corp.	78,910,848
579,000	Visa Inc., Class A*	36,106,440
		628,451,163
ENERGY – (16.68%)
2,191,400	Canadian Natural Resources Ltd. (Canada)	149,584,964
41,208,200	China Coal Energy Co. - H (China)	71,798,577

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (Continued)
5,404,460	ConocoPhillips	$411,873,897
3,720,842	Devon Energy Corp.	388,195,446
3,176,200	EOG Resources, Inc.	381,144,000
5,081,600	Occidental Petroleum Corp.	371,820,672
831,124	Transocean Inc.*	112,367,965
		1,886,785,521
FOOD & STAPLES RETAILING – (7.24%)
8,301,900	Costco Wholesale Corp.	538,710,291
4,397,945	CVS Caremark Corp.	178,160,752
1,454,500	Wal-Mart Stores, Inc.	76,623,060
778,000	Whole Foods Market, Inc.	25,642,880
		819,136,983
FOOD, BEVERAGE & TOBACCO – (6.12%)
5,512,500	Altria Group, Inc.	122,377,500
7,883,905	Diageo PLC (United Kingdom)	158,971,464
2,232,650	Heineken Holding NV (Netherlands)	112,264,672
517,300	Hershey Co.	19,486,691
5,512,500	Philip Morris International Inc.*	278,822,250
		691,922,577
HEALTH CARE EQUIPMENT & SERVICES – (3.03%)
1,610,000	Cardinal Health, Inc.	84,541,100
2,027,783	Covidien Ltd.	89,729,398
1,230,000	Express Scripts, Inc.*	79,089,000
2,610,000	UnitedHealth Group Inc.	89,679,600
		343,039,098
HOUSEHOLD & PERSONAL PRODUCTS – (1.58%)
995,000	Avon Products, Inc.	39,342,300
1,987,000	Procter & Gamble Co.	139,229,090
		178,571,390
INSURANCE BROKERS – (0.61%)
1,718,700	Aon Corp.	69,091,740
LIFE & HEALTH INSURANCE – (0.49%)
658,000	Principal Financial Group, Inc.	36,663,760
400,000	Sun Life Financial Inc. (Canada)	18,640,000
		55,303,760
MATERIALS – (4.28%)
1,339,500	BHP Billiton PLC (United Kingdom)	39,743,672
930,600	Martin Marietta Materials, Inc.	98,801,802
477,500	Rio Tinto PLC (United Kingdom)	49,591,608

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MATERIALS – (Continued)
7,883,400	Sealed Air Corp.	$199,055,850
2,284,900	Sino-Forest Corp.* (Canada)	35,616,348
924,100	Vulcan Materials Co.	61,360,240
		484,169,520
MEDIA – (6.28%)
14,172,000	Comcast Corp., Special Class A*	268,275,960
5,179,000	Grupo Televisa S.A., ADR (Mexico)	125,538,960
394,823	Lagardere S.C.A. (France)	29,520,735
1,385,800	Liberty Media Corp. – Entertainment, Series A*	30,944,914
9,362,500	News Corp., Class A	175,546,875
2,171,643	Virgin Media Inc.	30,468,151
4,179,600	WPP Group PLC (United Kingdom)	49,853,227
		710,148,822
MULTI-LINE INSURANCE – (5.15%)
8,011,325	American International Group, Inc.	346,489,806
5,874,000	Loews Corp.	236,252,280
		582,742,086
PROPERTY & CASUALTY INSURANCE – (7.58%)
2,235,669	Ambac Financial Group, Inc.	12,855,097
3,497	Berkshire Hathaway Inc., Class A*	466,499,800
6,366	Berkshire Hathaway Inc., Class B*	28,474,481
21,700	Markel Corp.*	9,547,349
884,000	MBIA Inc.*	10,802,480
3,060,500	Millea Holdings, Inc. (Japan)	112,987,961
6,850,800	NIPPONKOA Insurance Co., Ltd. (Japan)	52,233,226
10,212,800	Progressive Corp. (Ohio)	164,119,696
		857,520,090
REAL ESTATE – (0.40%)
9,546,000	Hang Lung Group Ltd. (Hong Kong)	45,076,613
REINSURANCE – (1.00%)
1,708,400	Transatlantic Holdings, Inc.	113,352,340
RETAILING – (2.37%)
453,000	Amazon.com, Inc.*	32,298,900
2,630,000	Bed Bath & Beyond Inc.*	77,506,100
3,631,000	CarMax, Inc.*	70,514,020
1,732,250	Liberty Media Corp. – Interactive, Series A*	27,941,193
1,856,000	Lowe’s Cos, Inc.	42,576,640
168,000	Sears Holdings Corp.*	17,136,000
		267,972,853

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.64%)
2,550,300	Texas Instruments Inc.	$72,096,981
SOFTWARE & SERVICES – (4.19%)
1,012,000	eBay Inc.*	30,167,720
125,000	Google Inc., Class A*	55,056,250
5,363,250	Iron Mountain Inc.*	141,804,330
8,718,000	Microsoft Corp.	246,632,220
		473,660,520
TECHNOLOGY HARDWARE & EQUIPMENT – (3.73%)
3,474,300	Agilent Technologies, Inc.*	103,638,369
2,491,000	Cisco Systems, Inc.*	60,033,100
5,258,000	Dell Inc.*	104,791,940
1,850,000	Hewlett-Packard Co.	84,471,000
2,027,783	Tyco Electronics Ltd.	69,593,513
		422,527,922
TELECOMMUNICATION SERVICES – (0.57%)
842,000	SK Telecom Co., Ltd., ADR (South Korea)	18,195,620
6,853,000	Sprint Nextel Corp.*	45,846,570
		64,042,190
TRANSPORTATION – (2.74%)
1,311,300	Asciano Group (Australia)	4,793,587
21,957,645	China Merchants Holdings International Co., Ltd. (China)	104,390,261
16,300,000	China Shipping Development Co. Ltd. - H (China)	51,208,136
13,859,500	Cosco Pacific Ltd. (China)	27,246,548
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	52,212,021
1,795,173	Toll Holdings Ltd. (Australia)	16,438,893
740,500	United Parcel Service, Inc., Class B	54,071,310
		310,360,756

	Total Common Stock – (identified cost $7,733,210,084)	11,171,863,476

CONVERTIBLE BONDS – (0.16%)

TELECOMMUNICATION SERVICES – (0.16%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $19,200,000)	18,024,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

March 31, 2008 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (0.73%)
$31,912,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $31,914,305
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $32,550,240)	$31,912,000
31,912,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $31,914,438
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $32,550,240)	31,912,000
18,959,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $18,960,317
	(collateralized by: U.S. Government agency mortgage in a
	pooled cash account, 5.50%, 05/01/34,
	total market value $19,338,180)	18,959,000

	Total Short Term Investments – (identified cost $82,783,000)	82,783,000

Total Investments – (99.65%) – (identified cost $7,835,193,084) – (a)	11,272,670,476
Other Assets Less Liabilities – (0.35%)	39,068,264
Net Assets – (100.00%)	$11,311,738,740

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)     Aggregate cost for Federal Income Tax purposes is $7,839,393,501. At March 31, 2008, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$3,998,608,233
Unrealized depreciation	(565,331,258)
Net unrealized appreciation	$3,433,276,975

(b)  Illiquid and Restricted Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of illiquid and restricted securities amounted to $135,995,701, or 1.20% of the Fund’s net assets as of March 31, 2008.

Please refer to “Notes to Schedule of Investments” on page 15 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (94.84%)

AUTOMOBILES & COMPONENTS – (1.20%)
18,000	Johnson Controls, Inc.	$608,400
16,966	WABCO Holdings Inc.	773,989
		1,382,389
CAPITAL GOODS – (4.51%)
182,400	Blount International, Inc.*	2,256,288
11,552	Franklin Electric Co., Inc.	394,154
24,800	Shaw Group Inc.*	1,169,072
29,550	Trane, Inc.	1,356,345
		5,175,859
CAPITAL MARKETS – (3.39%)
135,272	E*TRADE Financial Corp.*	518,092
10,400	Julius Baer Holding, Ltd. AG (Switzerland)	766,569
19,650	Legg Mason, Inc.	1,100,007
37,100	Merrill Lynch & Co., Inc.	1,511,454
		3,896,122
COMMERCIAL SERVICES & SUPPLIES – (0.40%)
5,700	D&B Corp.	463,866
CONSUMER DURABLES & APPAREL – (7.38%)
94,500	Garmin Ltd.	5,092,605
49,877	Hunter Douglas NV (Netherlands)	3,374,148
		8,466,753
CONSUMER FINANCE – (1.23%)
86,400	Discover Financial Services	1,414,368
CONSUMER SERVICES – (2.37%)
45,300	H&R Block, Inc.	940,428
47,800	Yum! Brands, Inc.	1,778,638
		2,719,066
DIVERSIFIED FINANCIAL SERVICES – (3.41%)
1,270	Nymex Holdings Inc.	115,100
30,200	Oaktree Capital Group LLC, Class A (b)	815,400
26,713	Pargesa Holding S.A., Bearer Shares (Switzerland)	2,977,675
		3,908,175

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (4.01%)
27,600	Tenaris S.A., ADR (Argentina)	$1,375,860
23,871	Transocean Inc.*	3,227,359
		4,603,219
FOOD & STAPLES RETAILING – (1.31%)
13,400	Costco Wholesale Corp.	869,526
19,100	Whole Foods Market, Inc.	629,536
		1,499,062
FOOD, BEVERAGE & TOBACCO – (0.95%)
21,725	Heineken Holding NV (Netherlands)	1,092,401
HEALTH CARE EQUIPMENT & SERVICES – (3.30%)
12,400	Cardinal Health, Inc.	651,124
29,000	IDEXX Laboratories, Inc.*	1,427,960
49,700	UnitedHealth Group Inc.	1,707,692
		3,786,776
INSURANCE BROKERS – (0.61%)
40,000	Brown & Brown, Inc.	695,200
LIFE & HEALTH INSURANCE – (2.97%)
13,400	AFLAC Inc.	870,330
76,600	Power Corp. of Canada (Canada)	2,537,289
		3,407,619
MATERIALS – (3.85%)
30,700	Sealed Air Corp.	775,175
40,030	Sigma-Aldrich Corp.	2,384,587
80,600	Sino-Forest Corp.* (Canada)	1,256,369
		4,416,131
MEDIA – (12.19%)
179,100	Comcast Corp., Special Class A*	3,390,363
149,900	Grupo Televisa S.A., ADR (Mexico)	3,633,576
9,000	Lagardere S.C.A. (France)	672,926
89,700	News Corp., Class A	1,681,875
86,902	Virgin Media Inc.	1,219,235
35,500	Walt Disney Co.	1,113,990
38,300	WPP Group PLC, ADR (United Kingdom)	2,283,063
		13,995,028

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

March 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (2.67%)
47,200	Johnson & Johnson	$3,061,864
PROPERTY & CASUALTY INSURANCE – (4.47%)
133,463	Ambac Financial Group, Inc.	767,412
9,405	Markel Corp.*	4,137,918
18,800	MBIA Inc.*	229,736
		5,135,066
REAL ESTATE – (2.37%)
74,816	Redwood Trust, Inc.	2,719,550
REINSURANCE – (2.52%)
6,650	Everest Re Group, Ltd.	595,375
16,890	RenaissanceRe Holdings Ltd.	876,760
21,475	Transatlantic Holdings, Inc.	1,424,866
		2,897,001
RETAILING – (10.91%)
24,600	Bed Bath & Beyond Inc.*	724,962
134,160	CarMax, Inc.*	2,605,387
147,380	Netflix Inc.*	5,091,979
97,900	Tiffany & Co.	4,096,136
		12,518,464
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.60%)
105,400	Texas Instruments Inc.	2,979,658
SOFTWARE & SERVICES – (8.88%)
174,773	Convera Corp., Class A*	290,123
11,130	Google Inc., Class A*	4,902,209
58,350	Iron Mountain Inc.*	1,542,774
122,350	Microsoft Corp.	3,461,282
		10,196,388
TECHNOLOGY HARDWARE & EQUIPMENT – (4.76%)
85,800	Agilent Technologies, Inc.*	2,559,414
24,400	Cisco Systems, Inc.*	588,040
103,100	Dell Inc.*	2,054,783
12,100	Molex Inc., Class A	264,385
		5,466,622
TELECOMMUNICATION SERVICES – (1.62%)
20,150	American Tower Corp., Class A*	790,081
23,000	SK Telecom Co., Ltd., ADR (South Korea)	497,030
86,350	Sprint Nextel Corp.*	577,682
		1,864,793

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

March 31, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TRANSPORTATION – (0.96%)
118,300	Clark Holdings, Inc.*	$466,102
6,300	Kuehne & Nagel International AG, Registered (Switzerland)	630,254
		1,096,356

	Total Common Stock – (identified cost $98,931,344)	108,857,796

CONVERTIBLE BONDS – (0.90%)

TELECOMMUNICATION SERVICES – (0.90%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,100,000)	1,032,625

SHORT TERM INVESTMENTS – (4.19%)

1,857,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $1,857,134
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $1,894,140)	1,857,000
1,857,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $1,857,142
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $1,894,140)	1,857,000
1,102,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $1,102,077
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.50%, 05/01/34,
	total market value $1,124,040)	1,102,000

Total Short Term Investments – (identified cost $4,816,000)	4,816,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

March 31, 2008 (Unaudited)

Total Investments – (99.93%) – (identified cost $104,847,344)	$114,706,421
Other Assets Less Liabilities – (0.07%)	76,670
Net Assets – (100%)	$114,783,091

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $106,295,496. At March 31, 2008, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$24,712,642
Unrealized depreciation	(16,301,717)
Net unrealized appreciation	$8,410,925

(b) Illiquid security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in amounted to $815,400 or 0.71% of the Fund’s net assets as of March 31, 2008.

Please refer to “Notes to Schedule of Investments” on page 15 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

March 31, 2008 (Unaudited)

Principal	Security	Value
FANNIE MAE – (10.80%)
$201,000	3.66%, 04/30/08	$200,852
775,000	6.00%, 05/15/08	776,467
1,900,000	3.25%, 06/04/08	1,894,828
350,000	2.90%, 06/30/08	350,455
500,000	3.10%, 07/02/08	500,943
200,000	3.10%, 07/21/08	198,870
190,000	3.21%, 07/23/08	188,970
3,870,000	5.00%, 07/25/08	3,879,051
225,000	3.30%, 07/29/08	225,763
2,000,000	5.125%, 09/02/08	2,020,555
150,000	3.125%, 09/15/08	149,171
1,000,000	5.00%, 09/15/08	1,010,543
750,000	3.20%, 11/28/08	751,760
500,000	3.35%, 11/28/08	500,410

	Total Fannie Mae – (identified cost $12,648,638)	12,648,638

FEDERAL HOME LOAN BANK – (26.12%)
700,000	4.43%, 04/07/08	699,909
200,000	4.50%, 04/11/08	200,011
250,000	4.60%, 04/11/08	249,976
2,000,000	4.32%, 04/23/08	1,999,852
375,000	3.30%, 04/28/08	375,263
150,000	3.565%, 04/30/08	150,051
300,000	4.00%, 05/15/08	300,602
250,000	5.125%, 05/15/08	250,185
300,000	4.00%, 06/13/08	300,958
250,000	4.10%, 06/13/08	249,847
2,000,000	2.85%, 07/07/08	2,000,000
180,000	3.40%, 07/30/08	179,413
500,000	5.125%, 07/30/08	501,341
1,000,000	5.125%, 07/30/08	1,001,196
350,000	5.125%, 08/08/08	352,780
500,000	3.35%, 08/12/08	501,698
2,000,000	5.25%, 08/14/08	2,007,336
160,000	4.50%, 09/08/08	161,669
390,000	5.70%, 09/10/08	396,155
2,095,000	4.625%, 09/12/08	2,111,373
105,000	5.00%, 09/12/08	106,355
150,000	5.42%, 09/23/08	152,368
1,425,000	4.50%, 10/14/08	1,427,043

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

March 31, 2008 (Unaudited)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (Continued)
$170,000	4.05%, 10/16/08	$169,590
2,000,000	4.625%, 10/24/08	2,022,435
2,000,000	4.75%, 10/27/08	2,025,030
500,000	4.00%, 11/12/08	505,763
1,050,000	3.625%, 11/14/08	1,055,702
700,000	5.545%, 11/25/08	712,217
1,000,000	2.846%, 12/01/08 (b)	1,000,000
250,000	4.30%, 12/10/08	250,769
500,000	3.01%, 12/11/08	502,638
150,000	4.375%, 12/19/08	152,278
500,000	3.32%, 01/16/09	500,203
1,000,000	2.60%, 01/28/09	1,000,000
1,000,000	2.76%, 02/12/09	1,000,000
3,000,000	2.72%, 03/20/09 (b)	3,000,000
1,000,000	2.66%, 04/03/09 (b)	1,000,000

	Total Federal Home Loan Bank – (identified cost $30,572,006)	30,572,006

FREDDIE MAC – (7.23%)
500,000	3.35%, 04/01/08	500,000
195,000	3.50%, 04/01/08	195,000
221,000	3.625%, 04/17/08	220,918
525,000	5.125%, 04/18/08	525,175
1,000,000	3.75%, 04/23/08	999,583
200,000	3.50%, 04/28/08	200,169
350,000	3.60%, 05/07/08	350,435
750,000	3.75%, 05/12/08	748,818
200,000	3.00%, 05/13/08	199,582
450,000	3.50%, 05/19/08	449,514
241,000	5.00%, 07/23/08	243,021
1,200,000	3.15%, 07/29/08	1,202,260
610,000	4.50%, 08/04/08	613,851
500,000	3.64%, 08/12/08	501,976
105,000	4.70%, 10/06/08	106,391
1,400,000	4.10%, 01/14/09	1,406,669

	Total Freddie Mac – (identified cost $8,463,362)	8,463,362

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

March 31, 2008 (Unaudited)

Principal	Security	Value
MORTGAGES – (1.91%)

COLLATERALIZED MORTGAGE OBLIGATIONS – (0.10%)
$38,229	Fannie Mae, 6.50%, 10/25/08	$38,229
82,713	Fannie Mae, 6.00%, 11/25/08	82,833

		121,062

FREDDIE MAC MORTGAGE POOL – (1.81%)
132,910	5.00%, 05/01/08 Pool No. M90824	132,964
221,516	4.00%, 07/01/08 Pool No. M90826	220,771
228,933	4.00%, 08/01/08 Pool No. M90831	227,943
340,713	3.50%, 10/01/08 Pool No. M90850	340,169
352,993	3.50%, 12/01/08 Pool No. M90866	353,402
377,235	4.50%, 01/01/09 Pool No. M90893	379,911
226,188	5.00%, 01/01/09 Pool No. M80718	228,337
232,988	5.50%, 02/01/09 Pool No. M80720	236,047

		2,119,544

	Total Mortgages – (identified cost $2,240,606)	2,240,606

TENNESSEE VALLEY AUTHORITY – (0.17%)
200,000	2.45%, 05/15/08 – (identified cost $199,506)	199,506

REPURCHASE AGREEMENTS – (54.32%)
24,514,000	ABN AMRO Inc. Joint Repurchase Agreement, 2.60%,
	04/01/08, dated 03/31/08, repurchase value of $24,515,770
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 0.00%-6.00%, 05/25/11-08/01/37,
	total market value $25,004,280)	24,514,000
24,514,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 2.75%,
	04/01/08, dated 03/31/08, repurchase value of $24,515,873
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-6.00%, 10/01/14-02/01/38,
	total market value $25,004,280)	24,514,000
14,563,000	UBS Securities LLC Joint Repurchase Agreement, 2.50%,
	04/01/08, dated 03/31/08, repurchase value of $14,564,011
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.50%, 05/01/34, total market value $14,854,260)	14,563,000

	Total Repurchase Agreements – (identified cost $63,591,000)	63,591,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

March 31, 2008 (Unaudited)

Total Investments – (100.55%) – (identified cost $117,715,118) – (a)	$117,715,118
Liabilities Less Other Assets – (0.55%)	(647,604)
Net Assets – (100.00%)	$117,067,514
(a)	Aggregate cost for Federal Income Tax purposes is $117,715,118.

(b)  The interest rates on floating rate securities, shown as of March 31, 2008, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

Please refer to “Notes to Schedule of Investments” on page 15 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

Valuation of Securities – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

SELECTED FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

March 31, 2008 (Unaudited)

Fair Value Measurements – (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money Market Securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2008 in valuing each Fund’s investments carried at value:

Selected American Shares
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$11,035,867,775	$–
Level 2 – Other Significant Observable Inputs	236,802,701	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$11,272,670,476	$–

Selected Special Shares
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$108,042,396	$–
Level 2 – Other Significant Observable Inputs	6,664,025	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$114,706,421	$–

Selected Daily Government Fund
	Investments in	Other Financial
Valuation inputs	Securities at Value	Instruments*
Level 1 – Quoted prices	$–	$–
Level 2 – Other Significant Observable Inputs	117,715,118	–
Level 3 – Significant Unobservable Inputs	–	–
Total	$117,715,118	$–

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2008

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 29, 2008